Annual Total Returns[BarChart] - PIMCO StocksPLUS International Fund Unhedged - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(10.75%)	29.36%	20.47%	(4.87%)	(4.13%)	3.76%	27.12%	(15.09%)	23.23%	8.80%